Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officer (“PEO”), and our other named executive officers (the “Other NEOs” or the “Non-PEO NEOs”) as presented in the table under “Executive Compensation – Summary Compensation”, (ii) the “compensation actually paid” to our PEO and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” to those financial performance measures.

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act, as amended, and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

2024 Pay Versus Performance Table
	Summary Compensation Total for PEO(1)		Compensation Actually Paid to PEO(2)		Average Summary Compensation Table	Average Compensation Actually	Value of Initial Fixed $100 Investment
Year	Gary Herman, PEO	Vassilios Gregoriou, Former PEO	Gary Herman, PEO	Vassilios Gregoriou, Former PEO	Total for Non-PEO NEOs(3)	Paid to Non-PEO NEOs(4)	Based on Total Stockholder Return(5)	Net Loss(6)
(a)	(b)		(c)		(d)	(e)	(f)	(g)
2024	$-	$800,000	$-	$424,713	$412,500	$403,682	$(97.58)	$(40,994)
2023	$-	$800,000	$-	$(1,263,182)	$425,000	$(95,031)	$(86.73)	$(71,397)
2022	$-	$1,697,750	$-	$(4,533,070)	$425,000	$(1,589,095)	$(73.77)	$(74,337)
	$-		$-

(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Herman and Gregoriou (each of whom served as our PEO during 2024), for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.” Mr. Herman the Company’s current Chief Executive Officer/PEO did not receive any compensation during 2024 and was not our PEO from 2022 to 2023 and as such, no amounts are shown for him in this column for those years.
(2)	The dollar amounts reported in column © represent the amount of “compensation actually paid” to our Messrs. Herman and Gregoriou, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to, in the case of 2024 to, Messrs. Herman and Gregoriou, and in the case of 2022 to 2023, Mr. Gregoriou. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

●	Stock Awards

●	Option Awards

(3)	The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Mr. Gregoriou and Mr. Herman) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Gregoriou and Mr. Herman) included for purposes of calculating the average amounts in each applicable year are as follows: Mr. Coffey and Mr. De Castro for 2024, and Mr. Coffey and Mr. Brackman for 2023 and 2022.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

●	Stock Awards

●	Option Awards

(5)	Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2024, 2023, or 2022.
(6)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote

	2024			2023		2022
	Gary Herman, PEO	Vassilios Gregoriou, Former PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals for Non-PEO NEOs	$-	$800,000	$412,500	$800,000	$425,000	$1,697,750	$425,000
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	$-	$-	$-	$-	$-	$(897,750)	$-
Fair value at year end of equity awards granted during the year	$-	$-	$-	$-	$-	$537,133	$-
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	$-	$-	$(4,409)	$(1,415,428)	$(346,687)	$(4,402,652)	$(1,510,571)
Change in fair value of equity awards granted in prior years that vested during the year	$-	$-	$(4,409)	$(647,754)	$(173,344)	$(1,467,551)	$(503,524)
Deduct the amount of fair value at the end of the prior fiscal year for awards granted in prior years that forfeited during the covered fiscal year (1)	$-	$(375,287)	$-	$-	$-	$-	$-
Compensation Actually Paid Totals	$0	$424,713	$403,682	$(1,263,182)	$(95,031)	$(4,533,070)	$(1,589,095)

(1)	On October 24, 2024, Mr. Gregoriou’s termination for cause resulted in the forfeiture of 36,217 shares of vested stock options and 36,217 shares of vested restricted stock units, as well as 10,601 unvested stock options and 10,601 unvested restricted stock units.

Non-PEO NEO Average Total Compensation Amount	$ 412,500	$ 425,000	$ 425,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 403,682	(95,031)	(1,589,095)
Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Table

In accordance with Item 402(v) of Regulation S-K, the graphs below compare the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining Non-PEO NEOs, with (i) our TSR, and (ii) our net loss, in each case, for the fiscal years ended December 31, 2024, 2023 and 2022. TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ (97.58)	(86.73)	(73.77)
Net Income (Loss) Attributable to Parent	(40,994,000)	(71,397,000)	(74,337,000)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	403,682	(95,031)	(1,589,095)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,263,182)	(4,533,070)
Non Peo Neos [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	412,500	425,000	425,000
Non Peo Neos [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		800,000	1,697,750
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(897,750)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			537,133
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,409)	(346,687)	(1,510,571)
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,415,428)	(4,402,652)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,409)	(173,344)	(503,524)
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(647,754)	(1,467,551)
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gary Herman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount	(0)
Gary Herman [Member] | Non Peo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gary Herman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gary Herman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gary Herman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gary Herman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gary Herman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Vassilios Gregoriou [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	800,000	800,000	1,697,750
PEO Actually Paid Compensation Amount	424,713	$ (1,263,182)	$ (4,533,070)
Vassilios Gregoriou [Member] | Non Peo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	800,000
Vassilios Gregoriou [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Vassilios Gregoriou [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Vassilios Gregoriou [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Vassilios Gregoriou [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Vassilios Gregoriou [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (375,287)